Investment Strategy	Dec. 31, 2025
ClearBridge Dividend Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal circumstances, the fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics that pay dividends or are expected to initiate their dividends over time. This policy includes companies that the subadviser expects to initiate dividend payments within the next 12 to 24 months.
The fund invests primarily in common stocks. Equity securities in which the fund may invest also include preferred securities, convertible securities, securities of other investment companies and of real estate investment companies (“REITs”), warrants and rights. The fund may invest up to 50% of its net assets in equity securities of foreign issuers, either directly or through depositary receipts. The foreign issuers in which the fund may invest include issuers that are organized outside the United States and conduct their operations in the United States and other countries (commonly known as “multi-national companies”) and other foreign issuers with market capitalizations generally of at least $10 billion.
The portfolio managers believe that high quality companies with strong balance sheets coupled with strong dividend profiles are attractive candidates for long-term investment. The portfolio managers look for companies that they believe have assets or earnings power that are either unrecognized or undervalued. The portfolio managers typically emphasize dividend-paying equity securities with a focus placed upon current dividend levels as well as dividend growth over time. The portfolio managers also look for potential for capital appreciation, sound or improving balance sheets and effective management teams that exhibit a desire to earn consistent returns for shareholders. The portfolio managers may also consider the companies’ past growth rates, future earnings prospects, technological innovation and recognized industry leadership, as well as general market and economic factors. The fund may invest in issuers of any size. The portfolio managers will reassess any company held by the fund that reduces or terminates its dividend payments to determine whether the fund will continue to hold the security.

BrandywineGLOBAL - CORPORATE CREDIT FUND
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund intends to provide exposure to corporate debt securities by investing at least 80% of its net assets in a diversified portfolio of corporate debt securities including those rated investment grade, below investment grade, or are unrated. Below investment grade securities are securities rated below Baa/BBB assigned by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”) or unrated securities determined by the subadviser to be of comparable credit quality. These investments are also known as “junk bonds,” “high yield bonds,” and “non-investment grade bonds”. Such securities may be public or privately placed U.S. dollar denominated debt securities issued by U.S. and non-U.S. companies (which may include companies in emerging markets) of any size, which the subadviser believes represent an attractive investment opportunity.
Investments in non-U.S. obligations or securities will not exceed 25% of the net assets of the fund.
Under normal circumstances, the fund will maintain a dollar-weighted effective duration of less than five years, although it may invest in individual fixed income securities with effective durations in excess of five years. Effective duration seeks to measure the expected sensitivity of market prices to changes in interest rates.
In addition to corporate bonds, the fund may invest in other securities such as trust preferred securities, convertible securities, preferred stock, equity securities, U.S. Government and Agency securities, and mortgage or asset-backed securities.
The fund will not typically invest more than 10% of its assets in securities rated at or below Caa1 by Moody’s, CCC+ by Standard & Poor’s and CCC+ by Fitch at time of purchase.
In selecting securities for the fund, the subadviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, and the legal and technical structure of the security. The subadviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets by purchasing securities at prices below the subadviser’s estimate of their fair value with the goal of selling securities as they approach or exceed the subadviser’s estimate of their fair value. The subadviser seeks to invest in securities that the subadviser expects to offer attractive prospects for current income and/or capital appreciation in relation to the risk borne.

BrandywineGLOBAL - HIGH YIELD FUND
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund intends to provide exposure to high yield securities by investing at least 80% of its net assets in a diversified portfolio of corporate debt securities that are rated at the time of purchase below investment grade (that is, securities rated below Baa/BBB assigned by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”)) or unrated securities determined by the subadviser to be of comparable credit quality. These investments are also known as “junk bonds,” “high yield bonds,” and “non-investment grade bonds,” and may include so called “distressed debt.” Such securities may be public or privately placed U.S. dollar denominated debt securities issued by U.S. and non-U.S. companies (which may include companies in emerging markets) of any size, which the subadviser believes represent an attractive investment opportunity. However, investments in non-U.S. obligations or securities will not exceed 25% of the net assets of the fund. The fund also may invest in other securities including investment grade securities. The fund may invest in securities of any maturity and does not maintain a dollar-weighted effective duration target for the securities in which it invests.
While not a part of the fund’s principal investment strategy of investing in corporate bonds, the fund may invest in other securities such as trust preferred securities, convertible securities, preferred stock, equity securities, U.S. Government and Agency securities, and mortgage or asset-backed securities. In selecting securities for the fund, the subadviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, yield and the legal and technical structure of the security. The subadviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets by purchasing securities at prices below the subadviser’s estimate of their fair value with the goal of selling securities as they approach or exceed the subadviser’s estimate of their fair value. The subadviser seeks to invest in securities that the subadviser expects to offer attractive prospects for current income and/or capital appreciation in relation to the risk borne.